Contingencies and Commitments - Future Minimum Non-Cancelable Lease Payments (Detail) - Office Space [Member] $ in Thousands	Sep. 30, 2017 USD ($)
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2018	$ 75,549
2019	61,280
2020	56,817
2021	48,883
2022	41,769
Thereafter	41,393
Total	$ 325,691